FINANCIAL RISK MANAGEMENT - Credit Exposures (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 29, 2024 USD ($)	Dec. 29, 2024 CAD ($)	Dec. 29, 2024 GBP (£)	Dec. 29, 2024 EUR (€)	Dec. 29, 2024 AUD ($)	Dec. 29, 2024 MXN ($)	Dec. 29, 2024 CNY (¥)	Dec. 29, 2024 BDT (৳)	Dec. 31, 2023 USD ($)	Dec. 29, 2024 CAD ($)	Dec. 29, 2024 GBP (£)	Dec. 29, 2024 EUR (€)	Dec. 29, 2024 AUD ($)	Dec. 29, 2024 MXN ($)	Dec. 29, 2024 CNY (¥)	Dec. 29, 2024 BDT (৳)	Jan. 01, 2023 USD ($)
Trade and other current receivables [abstract]
Cash and cash equivalents (note 5)	$ 98,799								$ 89,642	$ 2.7	£ 0.0	€ 6.2	$ 1.2	$ 3.9	¥ 2.5	৳ 8.5	$ 150,417
Trade accounts receivable (note 6)	542,359								412,498	27.7	0.0	24.6	3.5	5.6	0.4	0.0
Prepaid expenses, deposits and other current assets	106,964								95,955	0.0	0.0	0.4	0.2	0.1	0.2	6.6
Accounts payable and accrued liabilities	(490,073)								(408,294)	$ (10.4)	£ 0.0	€ (14.8)	$ (1.0)	$ (2.1)	¥ (0.5)	৳ (15.5)
Earnings before income taxes	$ 514,085	$ (1.0)	£ 0.0	€ (0.8)	$ (0.2)	$ (0.4)	¥ (0.1)	৳ 0.0	$ 564,183
Other comprehensive income, before tax		$ (1.3)	£ 1.3	€ 1.8	$ 0.2	$ 0.4	¥ 0.0	৳ 0.0